Disclosures on equity - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 25, 2024 $ / shares	Dec. 31, 2024 USD ($) director	Dec. 31, 2023 $ / shares
Disclosures Of Equity [Line Items]
Contractual capital commitments | $		$ 0
Borrowing ratio, maximum		1.0
Minimum ownership required to call ordinary or extraordinary meeting, percentage		50.00%
Number of directors elected per voting right | director		1
Number of consecutive limitation period of series B shares (in years)		50 years
Dividend payable, percentage of net income		30.00%
Interim dividend (in dollars per share)	$ 0.21339
Final dividend (in USD per share)	$ 2.11386
Capital Management
Disclosures Of Equity [Line Items]
Indebtedness ratio		0.44	0.47
First Interim Dividend
Disclosures Of Equity [Line Items]
Final dividend (in USD per share)			$ 0.78760
Second Interim Dividend
Disclosures Of Equity [Line Items]
Final dividend (in USD per share)			0.60940
Eventual Dividend
Disclosures Of Equity [Line Items]
Final dividend (in USD per share)			$ 0.50347
Financial Parameter One
Disclosures Of Equity [Line Items]
Cash dividend rate, percentage		100.00%
Cash dividend rate, financial parameters, liabilities less cash equivalents and other current financial assets divided by equity, ratio		0.8
Cash dividend rate, financial parameters, current assets divided by current liabilities, ratio		2.5
Financial Parameter Two
Disclosures Of Equity [Line Items]
Cash dividend rate, percentage		80.00%
Cash dividend rate, financial parameters, liabilities less cash equivalents and other current financial assets divided by equity, ratio		0.9
Cash dividend rate, financial parameters, current assets divided by current liabilities, ratio		2.0
Financial Parameter Three
Disclosures Of Equity [Line Items]
Cash dividend rate, percentage		60.00%
Cash dividend rate, financial parameters, liabilities less cash equivalents and other current financial assets divided by equity, ratio		1.0
Cash dividend rate, financial parameters, current assets divided by current liabilities, ratio		1.5
Minimum
Disclosures Of Equity [Line Items]
Cash dividend rate, percentage		30.00%